Offerings - Offering: 1	Jan. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0002 per share
Amount Registered	3,000,000
Proposed Maximum Offering Price per Unit	14.53
Maximum Aggregate Offering Price	$ 43,590,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,019.78
Offering Note
(1)
The securities to be registered hereby may be represented by American depositary shares (“ADSs”) of Opera Limited (the “Registrant”). Each ADS represents one ordinary shares, par value of US$0.0002 per share, of the Registrant (the “Ordinary Shares”). The Registrant’s ADSs issuable upon deposit of the securities registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-226171).
(2)
In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (this “Registration Statement”) also covers an indeterminate number of additional securities which may be offered and issued under the Registrant’s Second Amended and Restated Share Incentive Plan (the “Share Incentive Plan”) to prevent dilution from stock splits, stock dividends or similar transactions as provided in the Share Incentive Plan.
(3)
The amount to be registered represents the Ordinary Shares issuable upon exercise of outstanding options or restricted share units granted under the Share Incentive Plan.
(4)
The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on the average of the high and low prices for the Registrant’s ADSs as quoted on the Nasdaq Global Select Market on January 5, 2026, which is within five business days prior to the date of this Registration Statement.